Asset Retirement Obligation	12 Months Ended
Dec. 31, 2013
Disclosure Text Block
Asset Retirement Obligation

NOTE 9 ASSET RETIREMENT OBLIGATIONS

Asset retirement obligations are included in Other deferred liabilities and credits and Other current liabilities in the Consolidated Balance Sheet.

In 2013 and 2012, U.S. Cellular and TDS Telecom performed a review of the assumptions and estimated costs related to asset retirement obligations. The results of the reviews (identified as “Revisions in estimated cash outflows”) and other changes in asset retirement obligations during 2013 and 2012, including the Divestiture Transaction, were as follows:

	U.S.	TDS		TDS
(Dollars in thousands)	Cellular	Telecom	Other	Consolidated
Balance December 31, 2012	$179,607	$69,969	$4,034	$253,610
Additional liabilities accrued	635	257	-	892
Revisions in estimated cash outflows	6,268	(2,562)	-	3,706
Acquisition of assets	-	3,410	-	3,410
Disposition of assets (1)	(3,534)	(577)	-	(4,111)
Accretion expense (2)	12,592	4,898	241	17,731
Balance December 31, 2013 (3)	$195,568	$75,395	$4,275	$275,238

Balance December 31, 2011	$143,402	$65,209	$3,806	$212,417
Additional liabilities accrued	5,578	367	-	5,945
Revisions in estimated cash outflows (4)	22,588	-	-	22,588
Disposition of assets	(2,674)	(298)	-	(2,972)
Accretion expense (2)	10,713	4,691	228	15,632
Balance December 31, 2012	$179,607	$69,969	$4,034	$253,610

(1)	Included $2.0 million of incremental disposition costs related to the Divestiture Transaction in 2013.

(2)	Included $1.1 million and $0.2 million of incremental accretion related to the Divestiture Transaction in 2013 and 2012, respectively.

(3)	In 2013, as a result of the accelerated settlement dates of certain asset retirement obligations related to the Divestiture Transaction, TDS reclassified $37.7 million of its asset retirement obligations from Other deferred liabilities and credits to Other current liabilities.

(4)	Included increases of $14.9 million as a result of changes in expected settlement dates related to the Divestiture Transaction in 2012.